STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Ordinary shares	Additional paid-in capital	Treasury shares at cost	Accumulated other comprehensive income (loss)	Retained earnings
Balance at Dec. 31, 2017	$ 3,600.1	$ 0.8	$ 1,305.1	$ (5,893.2)	$ (15.6)	$ 8,203.0
Cumulative-effect adjustment from adoption | ASC 606	19.1
Cumulative-effect adjustment from adoption | Accounting Standards Update 2016-16	(0.4)
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted stock units	353.6		201.2	152.4
Treasury shares at cost	(1,103.9)			(1,103.9)
Stock-based compensation	89.3		89.3
Other comprehensive income (loss), net of tax	(8.9)				(8.9)
Fair value of awards attributable to pre-acquisition services	2.2		2.2
Net income	821.3					821.3
Balance at Dec. 31, 2018	3,772.4	0.8	1,597.8	(6,844.7)	(24.5)	9,043.0
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted stock units	95.3		65.3	30.0
Treasury shares at cost	(1,278.0)			(1,278.0)
Stock-based compensation	106.7		106.7
Other comprehensive income (loss), net of tax	46.2				46.2
Fair value of awards attributable to pre-acquisition services	0.5		0.5
Net income	825.7					825.7
Balance at Dec. 31, 2019	3,568.8	0.8	1,770.3	(8,092.7)	21.7	9,868.7
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted stock units	216.8		145.4	71.4
Treasury shares at cost	(1,297.7)			(1,297.7)
Stock-based compensation	112.5		112.5
Other comprehensive income (loss), net of tax	19.0				19.0
Fair value of awards attributable to pre-acquisition services	0.2		0.2
Net income	846.6					846.6
Balance at Dec. 31, 2020	$ 3,466.2	$ 0.8	$ 2,028.4	$ (9,319.0)	$ 40.7	$ 10,715.3